INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 19,647	$ 20,487
Work in process	36,627	30,764
Finished goods	8,530	14,319
Inventory, net, total	64,804	65,570
Aggregate inventory write-downs	$ 2,445	$ 4,194